LEASES	12 Months Ended
Sep. 30, 2024
LEASES
LEASES

11.         LEASES

As of September 30, 2024, the Company’s operating lease right of use assets and operating lease liability are RMB321 and RMB128, respectively. The weighted-average remaining lease term is 1.5 years and the weighted-average discount rate is 4.2%.

The following table summarizes the components of lease expense:

Year ending
September 30,
2024
RMB
Operating lease cost	113
Short-term lease cost	1,037
Total	1,150

As of September 30, 2024, the Company was obligated under the maturity of operating lease liabilities as follows:

Year ending September 30,	RMB
2025	65
2026	65
2027	—
2028	—
Total undiscounted future minimum lease payments	130
Less: Amounts representing interest	2
Total present value of operating lease liabilities	128